OPERATING CONTEXT (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING CONTEXT
Schedule of composition of foreign exchange exposure of assets and liabilities linked to foreign currency

		12/31/2020		12/31/2019
		Foreign		Foreign
		currency	Reais	currency	Reais
	Loans obtained	(2,145,138)	(11,147,641)	(2,077,144)	(8,371,098)
USD	Loans granted	808,296	4,200,471	1,450,154	5,845,135
	Financial asset - Itaipu	272,504	1,416,128	451,654	1,820,482
	Net exposure - USD	(1,064,338)	(5,531,042)	(175,336)	(705,481)

EURO	Loans obtained	(48,770)	(311,052)	(51,966)	(235,353)
	Net exposure - EURO	(48,770)	(311,052)	(51,966)	(235,353)